UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 13, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 27
Form 13F Information Table Value Total:  $382,007						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE

AMERICREDIT CORP		COM	03060R101	58281	5658353	SH		SOLE		5658353
AMERITRADE HOLDING CORP		COM	03074K100	8580	750000	SH		SOLE		750000
CAPITAL ONE FINANCIAL CORP	COM	14040H105	66701	1169377	SH		SOLE		1169377
COMMERCE BANCORP INC - N.J.	COM	200519106	34150	712787	SH		SOLE		712787
E TRADE GROUP INC		COM	269246104	4432	478574	SH		SOLE		478574
E-LOAN INC			COM	26861P107	6666	1836337	SH		SOLE		1836337
FIRST COMMUNITY BANCORP CALIF	COM	31983B101	2632	78561	SH		SOLE		78561
FIRST REPUBLIC BANK		COM	336158100	2226	72209	SH		SOLE		72209
FREDDIE MCA-VOTING COMMON	COM	313400301	30849	589285	SH		SOLE		589285
GOLDEN WEST FINANCIAL CORP-DEL	COM	381317106	11167	124760	SH		SOLE		124760
H & R BLOCK INC			COM	093671105	9709	225000	SH		SOLE		225000
HIBERNIA CORP-CL A		COM	428656102	4052	200000	SH		SOLE		200000
METRIS COMPANIES INC		COM	591598107	14226	3453000	SH		SOLE		3453000
MGIC INVESTMENT CORP-WIS	COM	552848103	10414	200000	SH		SOLE		200000
NATIONAL PROCESSING INC		COM	637229105	184	9500	SH		SOLE		9500
NETBANK INC			COM	640933107	1882	150572	SH	 	SOLE		150572
NEW CENTURY FINANCIAL CORP	COM	64352D101	9930	350000	SH		SOLE		350000
PROVIDIAN FINANCIAL CORP	COM	74406A102	53231	4514948	SH		SOLE		4514948
RENAISSANCERE HOLDINGS LTD	COM	G7496G103	12738	279159	SH		SOLE		279159
RIGGS NATIONAL CORP		COM	766570105	881	55227	SH		SOLE		55227
SEI INVESTMENTS CO		COM	784117103	10966	336906	SH		SOLE		336906
SOUTHWEST BANCORPORATION OF	COM	84476R109	5002	137080	SH		SOLE		137080
SOVEREIGN BANCORP INC		COM	845905108	5565	300000	SH		SOLE		300000
UMPQUA HLDGS CORP		COM	904214103	630	33128	SH		SOLE		33128
VIAD CORP			COM	92552R109	9552	400000	SH		SOLE		400000
W R BERKLEY CORP		COM	084423102	7304	213190	SH		SOLE		213190
WTS DIME BANCORP INC NEW	COM	25429Q110	57	357051	SH		SOLE		357051




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